Income Tax (Details Narrative)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Details Narrative Abstract
Tax rate of Hong Kong subsidiaries	16.50%	16.50%	16.50%
Tax rate of PRC	25.00%	25.00%	25.00%